Convertible Notes	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes
Note 8. Convertible Notes
Dow Notes
The Company had issued convertible note agreements to the Dow Employee’s Pension Plan Trust (Dow Notes) in the following amounts (in thousands):

Issue Date	Amount	Maturity Date
June 2021	$300	December 2022
September 2021	840	December 2024
October 2021	240	December 2024
November 2021	240	December 2024
March 2022	120	March 2024
April 2022	480	April 2025
April 2022	120	April 2025

	$2,340

Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of common stock.
Union Carbide Notes
The Company had issued convertible note agreements to the Union Carbide Employee Pension Plan Trust (Union Carbide Notes) in the following amounts (in thousands):

Issue Date	Amount	Maturity Date
June 2021	$200	December 2022
September 2021	560	December 2024
October 2021	160	December 2024
November 2021	160	December 2024
March 2022	80	March 2024
April 2022	320	April 2025
April 2022	80	April 2025

	$1,560

Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of common stock.
IBT Notes
During the years ended December 31, 2022 and 2021, the Company converted unpaid invoices in the amounts of $96 and $114, respectively, into convertible note agreements with IBT and David Humes (collectively the “IBT Notes”). Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of common stock.
Investor Notes
During the years ended December 31, 2022 and 2021, the Company issued convertible notes to investors for $422 and $104, respectively (collectively the “Investor Notes”). Interest on the unpaid balances accrued at the rate of eight percent per year. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. Upon the occurrence of the Business Combination, the principal plus accrued interest was converted into shares of common stock.
The discounts recorded at the time of the above issuances were amortized to interest expense over the life of the convertible notes using the effective interest method. Amortization of the debt discounts for the years ended December 31, 2022 and 2021 was $242 and $140, respectively.
The convertible notes and debt discounts consisted of the following on December 31, 2021:

($ in thousands)	December 31, 2021
Dow Notes	$1,620
Union Carbide Notes	1,080
IBT & David Humes Notes	114
Investor Notes	104
Unamortized debt discount	(359)

2,559
Less current portion	(2,378)

$181

As part of the Business Combination, the Company converted all convertible notes with a principal amount of $4,636, accrued interest of $341, and unamortized discount of $168 into 598,861 shares of common stock. The fair value of the common stock issued was $5,989 and the Company has recognized a loss on conversion of convertible notes of $1,180 in the consolidated statements of operations for the year ended December 31, 2022.

The following notes were converted:

($ in thousands)
Dow Notes	$2,340
Union Carbide Notes	1,560
IBT & David Humes Notes	210
Investor Notes	526

$4,636